[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

January 18, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:     Nuveen Investment Trust II (the “Registrant”)

            File No. 333-33607

Ladies and Gentlemen:

On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, the Nuveen Symphony Large-Cap Growth Fund, Nuveen Symphony Large-Cap Value Fund, Nuveen Symphony Mid-Cap Core Fund, Nuveen Symphony Small-Mid Cap Core Fund, Nuveen Symphony International Equity Fund and Nuveen Symphony Optimized Alpha Fund, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 72, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on January 18, 2011.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By: /s/ Morrison C. Warren

Morrison C. Warren